Consolidated Balance Sheets (Ensysce Biosciences, Inc.) - USD ($)	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Current assets:
Total current assets		$ 226,464		$ 1,199,722
Total assets		12,854,634		196,511,899
Current liabilities:
Total current liabilities		260,404		2,771,025
Total liabilities		14,061,692		17,503,563
Commitments and contingencies (Note 6)
Stockholders’ deficit
Preferred stock, $0.0001 par value, 1,500,000 shares authorized, no shares issued and outstanding at December 31, 2020 and 2019
Common stock, $0.0001 par value, 150,000,000 shares authorized; 15,768,725 shares issued and outstanding at December 31, 2020 and 2019		622		707
Additional paid-in capital				5,136,000
Accumulated deficit		(1,207,680)		(136,706)
Total Ensysce Biosciences, Inc. stockholders’ equity (deficit)		(1,207,058)		5,000,001
Total stockholders’ equity (deficit)		(1,207,058)		5,000,001
Total liabilities and stockholders’ equity		12,854,634		196,511,899
Ensysce Biosciences, Inc [Member]
Current assets:
Cash and cash equivalents	8,011,782	194,214		341,536
Unbilled receivable	75,354			173,552
Right-of-use asset	9,415	23,538
Prepaid expenses and other current assets	261,517	130,124		103,502
Total current assets	8,358,068	347,876		618,590
Property and equipment, net	50	151		351
Other assets	838,091	3,780		5,000
Total assets	9,196,209	351,807		623,941
Current liabilities:
Accounts payable	3,140,721	1,724,598		540,778
Accrued expenses and other liabilities	411,941	344,792		1,491,660
Lease liability	10,200	25,500
Notes payable and accrued interest	466,055	4,245,082		2,621,407
Embedded derivative on convertible notes		670,262		2,646,347
Total current liabilities	4,028,917	7,010,234		7,300,192
Total liabilities	4,028,917	7,010,234		7,300,192
Commitments and contingencies (Note 6)
Stockholders’ deficit
Preferred stock, $0.0001 par value, 1,500,000 shares authorized, no shares issued and outstanding at December 31, 2020 and 2019			[1]		[1]
Common stock, $0.0001 par value, 150,000,000 shares authorized; 15,768,725 shares issued and outstanding at December 31, 2020 and 2019	2,425	1,577	[1]	1,577	[1]
Additional paid-in capital	63,250,511	49,516,337	[1]	49,337,658	[1]
Accumulated deficit	(57,841,991)	(55,958,716)		(56,015,486)
Total Ensysce Biosciences, Inc. stockholders’ equity (deficit)	5,410,945	(6,440,802)		(6,676,251)
Noncontrolling interest in stockholders’ deficit	(243,653)	(217,625)
Total stockholders’ equity (deficit)	5,167,292	(6,658,427)		(6,676,251)
Total liabilities and stockholders’ equity	$ 9,196,209	$ 351,807		$ 623,941

[1]	Retroactively restated for the merger as described in Note 12